Income and expenses	12 Months Ended
Dec. 31, 2023
Income and expenses
Income and expenses

27.   Income and expenses

27.1 Sales

Sales by geographical area of our customer locations for the years ended December 31 are as follows:

	2023	2022	2021
	US$'000	US$'000	US$'000
Spain	169,390	282,387	251,528
Germany	276,333	442,331	292,774
Other European Countries	199,789	423,002	383,578
USA	670,854	966,161	515,095
Rest of World	333,668	484,035	335,933
Total	1,650,034	2,597,916	1,778,908

27.2 Raw materials and energy consumption for production

Raw materials and energy consumption for production are comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	732,661	793,014	581,991
Changes in inventories	83,033	(163,430)	(74,361)
Energy	(28,651)	324,218	351,083
Others	78,556	301,419	325,088
Write-down of raw materials	2,192	12,342	—
Write-down of finished goods	11,495	17,523	1,095
Total	879,286	1,285,086	1,184,896

For the year ended December 31, 2023, the energy cost has been reduced by the ARENH benefit and separate contract received from our French energy provider amounting to $186,211 thousand  (See Note 12).

27.3 Other operating income

Other operating income is comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Energy	—	53,802	—
Carbon dioxide emissions allowances	80,316	88,952	103,044
Others	20,676	4,602	7,041
Total	100,992	147,356	110,085

Carbon dioxide emission allowances arise from the difference between the fair value of the allowances granted and the nominal amount paid. The deferred income is recognized as “other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 14). During 2023, the Company has recorded an income related to this totaling $80,316 thousand ($88,952 thousand in 2022 and $103,044 thousand in 2021).

As the Company emits carbon dioxide, it recognizes a provision for its obligation to deliver the carbon dioxide emissions allowances at the end of the compliance period. The provision is remeasured and recorded as an expense at the end of each reporting period at historical cost for the emission rights (allowances). Provision for its obligation to deliver the carbon dioxide emissions is presented in the consolidated income statements.

During the year ended December 31, 2023, the Company recognized an income of $10,164 thousand classified within others, related to a contingent consideration resulting from the agreement entered with Kehlen Industries Management, S.L., for the sale of the hydro-electric assets in 2019.

Energy income in 2022 mainly related to the benefit received from our French energy provider to stop production in Q4 2022.

27.4 Staff costs

Staff costs are comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	220,293	232,880	214,374
Pension plan contributions	7,978	7,977	7,571
Employee benefit costs	77,588	73,953	58,972
Total	305,859	314,810	280,917

Share-based compensation

Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options) for awards granted prior to 2021, and with a strike of 0.01 for awards granted since 2021. The awards are subject to a service condition of three years from the date of grant in the case of the options granted in 2017, 2018, 2019, 2022 and 2023, and four years from the date of grant in the case of the options granted in 2020, in each case to the extent that performance conditions are satisfied, and subject to continued service with the Company, remain exercisable until the tenth anniversary of their grant date. In the case of the options granted in 2021 the options vest on January 1, 2024.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593

Exercisable as of December 31, 2023	336,399

The awards outstanding under the Plan at December 31, 2023 and December 31, 2022 were as follows:

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2023	2022
May 30, 2023	December 31, 2025	May 30, 2033	0.01	$6.64	1,044,449	—
September 22, 2022	December 31, 2024	September 22, 2032	0.01	$8.53	571,134	848,710
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	1,255,824	1,255,824
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,352,788	1,352,788
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	129,824	136,682
June 14, 2018	N/A	June 14, 2028	nil	$9.34	44,650	44,650
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	51,690	52,819
June 20, 2017	December 31, 2019	June 20, 2027	nil	$15.90	—	—
June 1, 2017	N/A	June 1, 2027	nil	$10.96	—	—
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,522	32,521
					4,560,593	3,801,706

The awards outstanding as of December 31, 2023 have a weighted average remaining contractual life of 8.52 years (8.33 years in 2022 and 8.37 years in 2021).

The weighted average share price at the date of exercise for stock options exercised in the year ended December 31, 2023 was $4.92 ($6.46 in 2022 and $5.28 in 2021).

As of December 31, 2023, 4,515,944 of the outstanding awards were subject to performance conditions (3,757,056 awards in 2022 and 4,287,828 awards in 2021). For those awards subject to performance conditions, upon completion of the three-year service period, the recipient will receive a number of shares or nil cost options of between 0% and 200% of the above award numbers, depending on the financial performance of the Company during the performance period. The performance conditions for the shares granted in 2023 can be summarized as follows:

Vesting Conditions
40% based cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

There were no performance obligations linked to 44,650 of the outstanding awards at December 31, 2023 (44,650 awards in 2022 and 71,608 awards in 2021). These awards were issued as deferred bonus awards and vested subject to remaining in employment for three years.

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2023 was $6.64 ($8.53 and 8.83 in 2021). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models (Level 3). Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	May 30, 2023	September 22, 2022	September 9, 2021
Grant date share price	$4.50	$5.76	$8.57
Exercise price	0.01	0.01	0.01
Expected volatility	87.7%	94.28%	104,75%
Option life	3.00 years	3.00 years	2.31 years
Dividend yield	—	—	—
Risk-free interest rate	4.13%	4.12%	0.28%
Remaining performance period at grant date (years)	3.00	3.00	2,31
Company TSR at grant date	0,64%	(27.2)%	N/A %
Median comparator group TSR at grant date	10.5	10.5	N/A

The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2023, share-based compensation expense related to all non-vested awards amounted to $7,402 thousand, which is recorded in staff costs ($5,836 thousand in 2022 and $3,627 thousand in 2021).

27.5 Other operating expenses

Other operating expenses are comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Carbon dioxide credit	81,870	100,220	129,267
Services of independent professionals	40,687	74,552	40,891
Freight cost	51,415	78,245	56,941
Insurance premiums	15,506	14,963	11,019
Tax	11,280	15,919	12,892
Other operating expenses	69,332	62,353	45,799
Total	270,090	346,252	296,809

27.6 Depreciation and amortization charges

Depreciation and amortization charges are comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	663	725	7,241
Depreciation of property, plant and equipment (Note 8)	72,869	80,834	90,087
Total	73,532	81,559	97,328

27.7 Finance income and finance costs

Finance income is comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Other finance income	5,422	2,274	253
Total	5,422	2,274	253

Other finance income as of December 31, 2023 is mainly due to the Reinstated Notes repurchases by $1,413 thousand and $1,675 thousand from money market funds.

Finance costs are comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 18)	24,414	40,913	42,579
Interest on loans and bank borrowings (Note 16 and Note 19)	3,794	9,482	12,584
Interest on leases (Note 17)	1,715	1,587	1,100
Interest on note and bill discounting	127	125	88
Other finance costs	8,743	8,908	92,838
Total	38,793	61,015	149,189

Interest on debt instruments has decreased as of December 31, 2023 due to the partial redemption of the Reinstated Notes by $150.0 million in July 2023 (see Note 18).

At the completion of the comprehensive refinancing, the Company recorded a finance cost of $90,800 thousand for the year ended December 31, 2021 (See Note 18).

27.8 Impairment loss (gain)

Impairment loss (gain) is comprised of the following for the years ended December 31:

	2023	2022	2021
	US$'000	US$'000	US$'000
Impairment of intangible assets (Note 7)	—	—	(1,153)
Impairment of property, plant and equipment (Note 8)	(25,768)	(56,999)	1,663
Impairment of non-current financial assets	478	—	(373)
Impairment loss (gain)	(25,290)	(56,999)	137